Exhibit 99.1

Nissan Auto Receivables 2014-B

Collection Period	31-Aug-17	30/360 Days	30	Collection Period Start	1-Aug-17
Distribution Date	15-Sep-17	Actual/360 Days	31	Collection Period End	31-Aug-17
				Prior Month Settlement Date	15-Aug-17
				Current Month Settlement Date	15-Sep-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	223,015,386.96	209,198,115.74	0.236271
Yield Supplement Overcollaterization		28,538,338.78	3,225,832.10	2,900,418.35
Total Adjusted Portfolio		885,416,666.65	219,789,554.86	206,297,697.39
Total Adjusted Securities		885,416,666.65	219,789,554.86	206,297,697.39	0.232995
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.11000%	343,000,000.00	99,372,888.21	85,881,030.74	0.250382
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	13,491,857.47	91,919.92	39.3348614	0.2679881
Class A-4 Notes	0.00	117,583.33	—	1.3833333
Certificates	0.00	0.00	—	—

Total Securities	13,491,857.47	209,503.25

I. COLLECTIONS

Interest:
Interest Collections				541,117.74
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				541,117.74
Principal:
Principal Collections				13,529,272.48
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				13,529,272.48
Recoveries of Defaulted Receivables				169,809.99
Servicer Advances				0.00

Total Collections				14,240,200.21

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			24,504	219,789,554.86
Total Principal Payment				13,491,857.47

			23,935	206,297,697.39

III. DISTRIBUTIONS

Total Collections	14,240,200.21
Reserve Account Draw	0.00
Total Available for Distribution	14,240,200.21
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	185,846.16
Servicing Fee Paid	185,846.16
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	91,919.92
Class A-3 Notes Monthly Interest Paid	91,919.92
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33
Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due		209,503.25
Total Note Monthly Interest Paid		209,503.25
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		13,844,850.80
4. Total Monthly Principal Paid on the Notes		13,491,857.47
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		13,491,857.47
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		352,993.33
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		352,993.33

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,213,541.67
Required Reserve Account Amount		2,213,541.67
Beginning Reserve Account Balance		2,213,541.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,213,541.67
Required Reserve Account Amount for Next Period		2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon		2.86%
Weighted Average Remaining Maturity		24.90

	Amount	Number
Principal on Defaulted Receivables	287,998.74	27
Principal Recoveries of Defaulted Receivables	169,809.99

Monthly Net Losses	118,188.75
Pool Balance at Beginning of Collection Period	223,015,386.96
Net Loss Ratio for Third Preceding Collection Period	0.01%
Net Loss Ratio for Second Preceding Collection Period	0.09%
Net Loss Ratio for Preceding Collection Period	0.80%
Net Loss Ratio for Current Collection Period	0.64%
Four-Month Average Net Loss Ratio	0.38%
Cumulative Net Losses for all Periods	4,803,547.30

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,999,080.47	163	0.96%
61-90 Days Delinquent	492,986.02	42	0.24%
91-120 Days Delinquent	51,987.79	6	0.02%
More than 120 Days	11,564.38	1	0.01%

Total 31+ Days Delinquent Receivables:	2,555,618.66	212	1.22%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.28%	0.24%
Delinquency Ratio for Preceding Collection Period	0.28%	0.22%
Delinquency Ratio for Current Collection Period	0.27%	0.20%
Four-Month Average Delinquency Ratio	0.26%	0.21%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO
3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO
4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO
5. Has there been an issuance of notes or other securities backed by the Receivables?		NO
6. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO